License Agreements License Agreements (Additional Information) (Detail)			1 Months Ended	12 Months Ended
	Jul. 17, 2014 USD ($) milestone_payment	Mar. 18, 2013 milestone_payment	Mar. 30, 2013 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)
License And Collaboration Agreements [Line Items]
Milestone payment				$ 5,000,000
Cash paid for acquisition of Abstral rights			$ 10,000,000
Phase one milestone payment				500,000
Phase two milestone payment				$ 250,000
Phase two milestone payment period				30 days
Zuplenz [Member]
License And Collaboration Agreements [Line Items]
Milestone payment	$ 16,500,000
Number of one-time future milestone payments | milestone_payment	6
Zuplenz [Member] | Minimum [Member]
License And Collaboration Agreements [Line Items]
Net sales target	$ 20,000,000
Zuplenz [Member] | Maximum [Member]
License And Collaboration Agreements [Line Items]
Net sales target	$ 100,000,000
Orexo [Member]
License And Collaboration Agreements [Line Items]
Remaining cash held of Abstral rights					$ 5,000,000
Number of one-time future milestone payments | milestone_payment		3
Estimated year of licensed patents expiration				2019
M D Anderson Cancer Center [Member]
License And Collaboration Agreements [Line Items]
Annual maintenance fee				$ 200,000
Milestone payment				$ 200,000